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                        SUPPLEMENT DATED JANUARY 1, 1999
                              TO THE PROSPECTUS OF
                       TEMPLETON INSTITUTIONAL FUNDS, INC.
                                dated May 1, 1998

The prospectus is amended as follows:

I. The following is added to the end of the section "Foreign Currency Exchange," found under "What Are the Risks of Investing in the Funds?":

Euro. On January 1, 1999, the European Monetary Union ("EMU") plans to introduce a new single currency, the euro, which will replace the national currency for participating member countries. If the funds hold investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

The process to establish the euro may result in market volatility. It is not possible to predict the impact of the euro on the business or financial condition of European issuers or on the funds. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets. To the extent a fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

Resources has created an interdepartmental team to handle all euro-related changes to enable the Franklin Templeton Funds to process transactions accurately and completely with minimal disruption to business activities. While there can be no assurance that the funds will not be adversely affected, the Investment Managers and their affiliated service providers are taking steps that they believe are reasonably designed to address the euro issue.

II. The following is added to the end of the section, "What Are the Risks of Investing in the Funds?":

YEAR 2000. When evaluating current and potential portfolio positions, Year 2000 is one of the factors the Investment Managers consider.

The Investment Managers will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The Investment Managers, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.


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If a company in which a fund invests is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of a fund's portfolio holdings will have a similar impact on the price of such fund's shares. Please see "Year 2000 Problem" under "Who Manages the Funds?" for more information.

III. The third paragraph of the section "Portfolio Management," found under "Who Manages the Funds?" is replaced with the following:

The portfolio manager of the Emerging Fixed Income Markets Series is Umran Demirors who has served as a portfolio manager for this Series since its inception. Dr. Demirors is vice president of Templeton Global Bond Managers ("TGBM"), a division of Investment Counsel. He holds a Ph.D. and an MA in economics from New York University, and a BA in economics from Bursa Academy of Economics and Business Administration in Turkey. Prior to joining the Templeton organization in 1996, Dr. Demirors was a principal and portfolio manager for Socimer Advisory Inc. in New York. Before joining Socimer Advisory Inc., Dr. Demirors was the head of research and strategy at VestcorPartners Group in Miami from 1992 through 1994. Currently, Dr. Demirors manages several emerging markets fixed income portfolios, and directs the TGBM emerging markets group.

IV. The following is added after the "Administrative Services" section of "Who Manages the Funds?":

YEAR 2000 PROBLEM. The funds' business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

When the Year 2000 arrives, a fund's operations could be adversely affected if the computer systems used by the Investment Managers, their service providers and other third parties they do business with are not Year 2000 ready. For example, a fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The funds could experience difficulties in effecting transactions if any of their foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

The Investment Managers and their affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the funds' ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the funds and the Investment Managers may have no control.


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V. The fifth sentence of the first paragraph under "How is the Company
Organized?" is replaced with the following:

Shares of each fund are considered Class A shares for redemption, exchange and other purposes.

All references in the prospectus to Class I shares are replaced with Class A.

VI. In the section "Exchange Restrictions," found under "May I Exchange Shares for Shares of Another Fund?", the second bulleted item is replaced with the following:

/bullet/ Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. You may, however, exchange shares from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

VII. Under "Transaction Procedures and Special Requirements,"

(a) the section "Joint Accounts" is replaced with the following:

  JOINT ACCOUNTS. For accounts with more than one registered owner, the fund accepts written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

  Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.

  (b) the reference to $50,000 in the section "Signature Guarantees" is replaced with $100,000.

VIII. The third bulleted item in the section "TeleFACTS(R)" found under "Services to Help You Manage Your Account," is replaced with the following:

/bullet/ exchange shares (within the same class) between identically registered Franklin Templeton Class A, B or C accounts;

IX. In the "Useful Terms and Definitions" section found under "Glossary," the definition of "Class I and Class II" is replaced with the following:

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CLASS A, CLASS B, AND CLASS C - Certain funds in the Franklin Templeton Funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the funds are considered Class A shares for redemption, exchange and other purposes.

                Please keep this supplement for future reference.